RELATED PARTY TRANSACTIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 7 – RELATED PARTY TRANSACTIONS

During the year ended December 31, 2018, an entity controlled by Mr. Vadim Sakharov, former CEO of the Company and current director and executive officer, provided a $50,000 non-interest-bearing, no-term loan to the Company. An additional $5,530 of non-interest bearing no-term proceeds were loaned to the Company during the year ended December 31, 2019. As of March 31, 2020, and December 31, 2019, the balance was $55,530 and $55,530, respectively.

During the three months ended March 31, 2020 and 2019, the Company had expenses related to research and development costs of $10,200 and $0, respectively, to an entity controlled by Mr. Sakharov.

During the year ended December 31, 2019, an affiliate of Boris Goldstein, the Company's Chairman of the Board, provided an aggregate total of $50,000, in non-interest-bearing, no-term loans to the Company. As of March 31, 2020 and December 31, 2019, the balance was $50,000 and $50,000, respectively.

On September 1, 2018, the Company entered into a sublease agreement with a company controlled by the Company's Chairman, whereby the Company makes payments to the related party for shared office space. This lease was terminated on March 31, 2019. For the three months ended March 31, 2020 and 2019, the Company has made approximately $0 and $4,900, respectively, in rent payments to the related party.

During the year ended December 31, 2019, an affiliate of Nickolay Kukekov, a director of the Company, provided an aggregate total of $217,000 in non-interest-bearing, no-term loans to the Company. As of March 31, 2020 and December 31, 2019, the balance was $217,000 and $217,000, respectively.

During the three months ended March 31, 2020 and 2019, the Company purchased an aggregate of $101,613 and $0 of medical devices for resale and distribution from Neurotech, a company that Mr. Sakharov is a shareholder and executive manager.

NOTE 8 – RELATED PARTY TRANSACTIONS

On May 9, 2017, the Company entered into a sublease agreement with Nano Graphene Inc., a company controlled by the Company's chairman and his affiliates. In the years ended December 31, 2019 and 2018 Nano Graphene paid rent of $0 and $10,626, respectively, for warehouse space the Company rents from a third party. The Company has recorded the payments as other income.

During the year ended December 31, 2017, an entity controlled by Vadim Sakharov, the Company's then CEO and current President and CTO, provided a non-interest-bearing, no-term loan to the Company. The Company repaid that loan in full during the year ended December 31, 2018. During the year ended December 31, 2018, an entity controlled by Mr. Sakharov provided a $50,000 non-interest-bearing, no-term loan to the Company. As of December 31, 2019, and December 31, 2018, the balance was $50,000 and $50,000, respectively.

During the year ended December 31, 2019, a company controlled by the Company's Mr. Sakharov provided an aggregate total of $5,530 in non-interest bearing, no-term loans to the Company. As of December 31, 2019, the balance was $5,530.

During the years ended December 31, 2019 and 2018, the Company purchased an aggregate of $386,421 and $0 of medical devices for resale and distribution from Neurotech, a company that Mr. Sakharov is a shareholder and executive manager.

During the years ended December 31, 2019 and 2018, the Company had expenses related to consulting fees of $0 and $83,377, respectively, to Mr. Sakharov.

During the years ended December 31, 2019 and 2018, the Company had expenses related to research and development costs of $50,713 and $59,788, respectively, to an entity controlled by Mr. Sakharov.

On September 1, 2018, the Company entered into a sublease agreement with a company controlled by the Company's Chairman, whereby the Company makes payments to the related party for shared office space. This lease was terminated on March 31, 2019. For the years ended December 31, 2019 and 2018, the Company made approximately $4,900 and $6,202, respectively, in rent payments to the related party.

During the year ended December 31, 2019, an affiliate of Boris Goldstein, the Company's Chairman of the Board, provided an aggregate total of $50,000, in a non-interest-bearing, no-term loan to the Company. As of December 31, 2019, the balance was $50,000.

During the year ended December 31, 2019, an affiliate of Nickolay Kukekov, a director of the Company, provided an aggregate total of $217,000 in non-interest-bearing, no-term loans to the Company. As of December 31, 2019, the balance was $217,000.

During the years ended December 31, 2019 and 2018, the Company had expenses related to marketing and sales costs of $0 and $15,000, respectively, to entities controlled by the Company's Chairman.